SUBSEQUENT EVENTS - 2030 Convertible Notes issuance (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 12, 2025 $ / shares
SUBSEQUENT EVENT
Aggregate principal amount of debt issued		¥ 3,014,789	$ 413,024	¥ 1,813,927	¥ 1,099,893
ADSs
SUBSEQUENT EVENT
Initial conversion price (in dollars per ADSs)			$ 54.47
Subsequent event | 2030 Convertible Notes
SUBSEQUENT EVENT
Aggregate principal amount of debt issued | $	$ 430,000
Interest rate (as a percent)	2.50%
Subsequent event | 2030 Convertible Notes | ADSs
SUBSEQUENT EVENT
Conversion rate per US$1,000 (in dollars per ADSs)	$ 72.7273
Initial conversion price (in dollars per ADSs)	$ 13.75
Conversion premium (as a percent)	25.00%
Closing price of ADSs						$ 11
Subsequent event | 2030 Convertible Notes | Redemption on April 3, 2028 in the event of certain fundamental changes, excluding, the relevant repurchase date
SUBSEQUENT EVENT
Repurchase price equal to percentage of principal amount	100.00%
Subsequent event | 2030 Convertible Notes | Redemption on or after April 10, 2028 not including, the relevant optional redemption date
SUBSEQUENT EVENT
Repurchase price equal to percentage of principal amount	100.00%
Subsequent event | 2030 Convertible Notes | Redemption all but not part of, in the event of certain changes in the tax laws, not including, the related redemption date
SUBSEQUENT EVENT
Repurchase price equal to percentage of principal amount	100.00%